UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Transamerica Corporation

Address:   4333 Edgewood Rd, NE
           Cedar Rapids, IA 52499


Form 13F File Number: 028-00136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael G Rae
Title:  Assistant General Counsel
Phone:  727-299-1631

Signature,  Place,  and  Date  of  Signing:

/s/ Michael G. Rae          St. Petersburg, FL 33716           05/15/2013
-------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Transamerica Corporation (Transamerica) is making this 13F information filing as the parent company of certain affiliate firms that are subject to applicable 13F filing requirements. Transamerica expressly disclaims beneficial ownership of all reported securities. Transamerica does not exercise voting or investment power over any reported security. Each Transamerica affiliate exercises such power independently of Transamerica.

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

028-14018        Transamerica Financial Advisors, Inc
---------------  ------------------------------------------------------------
028-13378        AEGON USA Investment Management LLC